Income tax (Details Narrative) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax
Statutory corporate income tax rate	20.60%	20.60%	20.60%	20.60%
Effective tax rate	0.20%	0.10%	0.10%	0.60%
Cumulative tax losses			kr 4,846	kr 3,714
Tax losses carried forward			234,000	164,000
Tax assets			162,000
Deferred tax assets	kr 4,766		kr 855